EQUITY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Number of Options, Granted (in Shares)	1,393,195
Number of Options, Exercised (in Shares)	93,805
Number of Options, Forfeited or Expired (in Shares)	(340,581)
Number of Options, Outstanding (in Shares)	958,809
Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)	982,980	700,903
Number of Options, Granted (in Shares)	107,600	334,161
Number of Options, Exercised (in Shares)	0	0
Number of Options, Forfeited or Expired (in Shares)	(131,771)	(52,084)
Number of Options, Outstanding (in Shares)	958,809	982,980
Number of Options, Exercisable (in Shares)	656,123	571,261
Weighted Average Exercise Price Outstanding	$ 28.05	$ 38.15
Weighted Average Exercise Price, Granted	$ 1.42	$ 2.43
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Weighted Average Exercise Price, Forfeited or Expired	$ 15.87	$ 13.16
Weighted Average Exercise Price, Outstanding	$ 26.68	$ 28.05
Weighted Average Exercise Price, Exercisable	$ 37.60	$ 44.79